Accounts and Other Receivables - Additional Information (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Commission receivable from insurance brokerage	$ 1,577	$ 2,766	$ 4,104
Accounts receivables	$ 329,455	104,201
Accounts receivable credit period	15 days
Past due 90 days or more [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivables	$ 1,454	2,334
Bottom of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable credit period	0 days
Top of range [member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivable credit period	90 days
SpiderNet ecosystem solutions [Member]
Disclosure of Detailed Information of Accounts and Other Receivables [Line Items]
Accounts receivables	$ 1,454	$ 2,766	$ 6,960